Accrued Warranty - Schedule of Warranty Accrual (Parenthetical) (Detail) - 12 months ended Dec. 31, 2016 € in Millions, $ in Millions	USD ($)	EUR (€)
Nordex Settlement [Member]
Product Warranty Liability [Line Items]
Warranties payment	$ 8.5	€ 8.0